Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Expenses and Other Current Liabilities
Accrued employee compensation and benefits expense	$ 5,536	$ 2,345
Accrued professional services and consulting	1,441	1,327
Accrued sales tax	1,091
Accrued interest	64
Other	1,051	55
Total accrued expenses and other current liabilities	$ 9,183	$ 3,727